RELATED PARTY TRANSACTIONS (Narrative) (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2004
Related Party Transaction [Line Items]
Date of sale of Martell Electronic, LLC and Ideal Consolidated, Inc to Mr. Martell (Date)	Feb. 03, 2010
Amount of Amended Promissory Note payable to Martell	$ 1,683
Amount of special principal payment made on each of the promissory notes	317
Amount the Company's excess availability must be greater than in order to make the special scheduled repayments	500
Aggregate principal balance of promissory note owed to Mr. Martell		3,000
Board Of Directors Chairman [Member]
Related Party Transaction [Line Items]
Amount the Company was indebted to the Company's Chairman of the Board	425
Interest rate, if interest rate plus spread is not larger (in Percent)	7.50%
Basis spread on variable base if spread plus base is greater than the fixed rate (in Percent)	2.00%
Increased spread added to variable base used, if greater than increased fixed rate (in Percent)	9.50%
Increased interest rate used, if index plus spread is not larger (in Percent)	2.00%
Monthly principal payments	8
Monthly principal payment, after required increase	$ 12